Provisions for expected credit losses - Impact of COVID-19 to Provision of ECL (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Provisions for expected credit losses
Modelled provision for ECL using updated economic inputs / weightings	$ 1,135
COVID-19 overlay	446
Impact of COVID-19 on the provision for ECL as at 31 March 2020	1,581
Other net movements	560
Total net remeasurement of the provision for ECL for the half year ending 31 March 2020	$ 2,141
June 2020 quarter
Provisions for expected credit losses
Percentage of GDP growth (contraction)	(8.20%)
Estimate of unemployment rate used in sensitivity analysis	9.00%
Over 2020
Provisions for expected credit losses
Percentage of GDP growth (contraction)	(5.00%)
Estimate of unemployment rate used in sensitivity analysis	7.00%
Over 2021
Provisions for expected credit losses
Percentage of GDP growth (contraction)	4.00%
Percentage of change in residential property prices	(5.00%)
Over 2022
Provisions for expected credit losses
Percentage of GDP growth (contraction)	2.70%
Minimum | Over 2020
Provisions for expected credit losses
Percentage of change in residential property prices	(10.00%)
Maximum | Over 2020
Provisions for expected credit losses
Percentage of change in residential property prices	(15.00%)
COVID-19 economic overlay
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 446
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	10.00%	10.00%
Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	55.00%	62.50%	65.00%
Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	40.00%	27.50%	25.00%
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 5,766
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,476
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	7,902
Business and Retail Portfolios | Performing
Provisions for expected credit losses
Amount of exposure	$ 65,600
Retail Portfolios | Performing - Stage 2 | Australia
Provisions for expected credit losses
Percentage increase in portfolio level	2.00%
Retail Portfolios | Performing - Stage 2 | New Zealand
Provisions for expected credit losses
Percentage increase in portfolio level	2.50%
Loans and credit commitments | High risk industries
Provisions for expected credit losses
Financial assets	$ 54,100
Loans and credit commitments | COVID-19 economic overlay | High risk industries
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	257
Loans and credit commitments | COVID-19 economic overlay | Medium/low risk industries
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	41,000
Loans and credit commitments | Retail Portfolios | Performing - Stage 2
Provisions for expected credit losses
Amount of exposure	11,500
Loans and credit commitments | Retail Portfolios | Performing - Stage 2 | COVID-19 economic overlay
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 57